Property, Plant and Equipment Impairment Loss and Recovery (Details) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 9,912.8		$ 13,035.6
(Impairment) / Recovery		3,704.8		(203.6)
(Impairment) / Recovery, net of tax		2,727.3		(187.7)
Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
(Impairment) / Recovery		3,290.0	$ 879.9
Southeast Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 5,250.6		$ 6,946.2
Discount rate		15.00%		10.25%
(Impairment) / Recovery		$ 1,782.1		$ (281.7)
(Impairment) / Recovery, net of tax		1,300.9		(206.1)
Utah | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 931.7		$ 1,482.4
Discount rate		18.00%		10.25%
(Impairment) / Recovery		$ 873.5		$ 263.9
(Impairment) / Recovery, net of tax		658.4		164.0
Southwest Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 1,975.2		$ 2,412.6
Discount rate		15.00%		10.25%
(Impairment) / Recovery		$ 549.4		$ (164.1)
(Impairment) / Recovery, net of tax		401.1		(120.0)
Southern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 872.7		$ 1,217.9
Discount rate		15.00%		11.00%
(Impairment) / Recovery	$ (14.1)	$ 404.8		$ (109.6)
(Impairment) / Recovery, net of tax		295.5		(80.2)
Northern U.S. | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 878.7		$ 976.5
Discount rate		15.00%		10.50%
(Impairment) / Recovery		$ 83.8		$ 87.9
(Impairment) / Recovery, net of tax		63.2		$ 54.6
Northern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal		$ 3.9
Discount rate		15.00%
(Impairment) / Recovery		$ 11.2
(Impairment) / Recovery, net of tax		$ 8.2